Interest and Other Financing Expense	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Interest and Other Financing Expense
Interest and Other Financing Expense

	2019	2018	2017
Interest and other financing expense:
Long-term debt	$895	$867	$810
Lease liabilities (1)	70	—	—
Less: amounts capitalized on qualifying assets	(53)	(69)	(82)
Total interest and other financing expense	912	798	728
Total interest income	(76)	(59)	(97)
Net interest and other financing expense	$836	$739	$631

(1)	The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach (see note 8).